Fair Value of Financial Instruments - Summary of Financial Assets And Liabilities Carrying Values By Category And Fair Values (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019
Disclosure Of Detailed Information About Borrowings [Line Items]
Carrying value as per statement of financial position	€ 1,458	€ 1,727	€ 1,313
Level 1 | Fair value
Disclosure Of Detailed Information About Borrowings [Line Items]
Fair value	171,029	276,748	207,240
Level 2 | Fair value
Disclosure Of Detailed Information About Borrowings [Line Items]
Fair value	1,563	911	568
Fair value	203,367		199,084	€ 213,669
Level 3 | Fair value
Disclosure Of Detailed Information About Borrowings [Line Items]
Fair value	3,229		3,229	3,229
Gross
Disclosure Of Detailed Information About Borrowings [Line Items]
Carrying value as per statement of financial position	172,592	277,658	207,808
Carrying value of Assets at fair value through profit and loss	171,029	276,748	207,240
Carrying value loans and receivables	1,563	911	568
Financial liabilities	206,596		202,313	216,898
Aggregate nominal amount	206,596		202,313	216,898
Loans | Level 2 | Fair value
Disclosure Of Detailed Information About Borrowings [Line Items]
Fair value	352	307	259
Loans | Gross
Disclosure Of Detailed Information About Borrowings [Line Items]
Carrying value as per statement of financial position	352	307	259
Carrying value loans and receivables	352	307	259
Deposits and guarantees | Level 2 | Fair value
Disclosure Of Detailed Information About Borrowings [Line Items]
Fair value	418	396	284
Deposits and guarantees | Gross
Disclosure Of Detailed Information About Borrowings [Line Items]
Carrying value as per statement of financial position	418	396	284
Carrying value loans and receivables	418	396	284
Trade receivables | Level 2 | Fair value
Disclosure Of Detailed Information About Borrowings [Line Items]
Fair value	793	207	25
Trade receivables | Gross
Disclosure Of Detailed Information About Borrowings [Line Items]
Carrying value as per statement of financial position	793	207	25
Carrying value loans and receivables	793	207	25
Cash and cash equivalents | Level 1 | Fair value
Disclosure Of Detailed Information About Borrowings [Line Items]
Fair value	171,029	276,748	207,240
Cash and cash equivalents | Gross
Disclosure Of Detailed Information About Borrowings [Line Items]
Carrying value as per statement of financial position	171,029	276,748	207,240
Carrying value of Assets at fair value through profit and loss	171,029	€ 276,748	207,240
Conditional Advances | Level 3 | Fair value
Disclosure Of Detailed Information About Borrowings [Line Items]
Fair value	3,229		3,229	3,229
Conditional Advances | Gross
Disclosure Of Detailed Information About Borrowings [Line Items]
Financial liabilities	3,229		3,229	3,229
Aggregate nominal amount	3,229		3,229	3,229
Convertible Loans | Level 2 | Fair value
Disclosure Of Detailed Information About Borrowings [Line Items]
Fair value	170,782		160,489	165,454
Convertible Loans | Gross
Disclosure Of Detailed Information About Borrowings [Line Items]
Financial liabilities	170,782		160,489	165,454
Aggregate nominal amount	170,782		160,489	165,454
Bank Loans | Level 2 | Fair value
Disclosure Of Detailed Information About Borrowings [Line Items]
Fair value	1,540		3,964	2,645
Bank Loans | Gross
Disclosure Of Detailed Information About Borrowings [Line Items]
Financial liabilities	1,540		3,964	2,645
Aggregate nominal amount	1,540		3,964	2,645
Obligations under finance leases | Level 2 | Fair value
Disclosure Of Detailed Information About Borrowings [Line Items]
Fair value	10,131		1,900	12,281
Obligations under finance leases | Gross
Disclosure Of Detailed Information About Borrowings [Line Items]
Financial liabilities	10,131		1,900	12,281
Aggregate nominal amount	10,131		1,900	12,281
Accrued Interests | Level 2 | Fair value
Disclosure Of Detailed Information About Borrowings [Line Items]
Fair value			3	1
Accrued Interests | Gross
Disclosure Of Detailed Information About Borrowings [Line Items]
Financial liabilities			3	1
Aggregate nominal amount			3	1
Other Financial Loans and Borrowings | Level 2 | Fair value
Disclosure Of Detailed Information About Borrowings [Line Items]
Fair value	7		7	7
Other Financial Loans and Borrowings | Gross
Disclosure Of Detailed Information About Borrowings [Line Items]
Financial liabilities	7		7	7
Aggregate nominal amount	7		7	7
Trade payables | Level 2 | Fair value
Disclosure Of Detailed Information About Borrowings [Line Items]
Fair value	20,337		32,649	32,753
Trade payables | Gross
Disclosure Of Detailed Information About Borrowings [Line Items]
Financial liabilities	20,337		32,649	32,753
Aggregate nominal amount	20,337		32,649	32,753
Other payables | Level 2 | Fair value
Disclosure Of Detailed Information About Borrowings [Line Items]
Fair value	569		71	527
Other payables | Gross
Disclosure Of Detailed Information About Borrowings [Line Items]
Financial liabilities	569		71	527
Aggregate nominal amount	€ 569		€ 71	€ 527